Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

December 31, 2015
Successor

Net operating loss carry forwards	$728,000
Intangible amortization difference	18,000
Less valuation allowance	(746,000)
Net deferred tax asset	$-